Cash and cash equivalents - Reconciliation of Liabilities Arising from Financing Activities (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Jul. 01, 2019	Jun. 30, 2017
Cash and Equivalents [Line Items]
Cash and cash equivalents		¥ 503,021	¥ 503,021	¥ 260,684	¥ 260,684	¥ 812,620		¥ 77,801
Reconciliation of liabilities arising from financing activities
Beginning balance			388,076	348,652		335,498
Changes from financing cash flows:
Repayment of loans to a related party	[1]		(32,079)	0		0
Capital contribution			2,450	139	15,139	11,000
Payments to NCI upon liquidation of subsidiaries			(3,713)	0		0
Capital element of lease rentals paid			(2,721)
Interest element of lease rentals paid			(4,174)
Dividends paid to NCI			21,145	7,482
Proceeds from a loan from a related party	[1]		0	0		7,609
Dividends declared to be payable to a non-controlling shareholder of subsidiaries			21,145		7,482
Dividends paid to a non-controlling shareholder of subsidiaries			(21,145)	(7,482)
Total changes from financing cash flows			(61,382)	(7,343)		18,609
Other changes:
Net settlement of a loan made to a related party with a loan borrowed from a related party						(7,609)
Deemed capital contribution for awards paid to the Group's teachers by the controlling shareholder				15,000
Acquisition of business with NCI				9,408
New leases			9,571
Interest on lease liabilities			4,363
Termination of a lease contract			(4,265)
Lease modification		131,634	131,634
Leases prepayments			(524,996)
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and NCI						(6,160)
Net profit (loss) and total comprehensive income attributable to NCI			(4,234)	22,359		8,314
Total other changes			(387,927)	46,767		(5,455)
Lease liabilities		20,502	20,502				¥ 411,090
Ending balance		349,857	349,857	388,076	388,076	348,652
IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance			799,166
Other changes:
Lease liabilities				411,090	411,090
Ending balance				799,166	799,166
Loans Due to Related Parties [Member]
Reconciliation of liabilities arising from financing activities
Beginning balance			99,603	99,603		99,603
Changes from financing cash flows:
Repayment of loans to a related party			(32,079)
Proceeds from a loan from a related party						7,609
Total changes from financing cash flows			(32,079)			7,609
Other changes:
Net settlement of a loan made to a related party with a loan borrowed from a related party						(7,609)
Total other changes						(7,609)
Ending balance		67,524	67,524	99,603	99,603	99,603
Loans Due to Related Parties [Member] | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance			99,603
Other changes:
Ending balance				99,603	99,603
Lease liabilities [member]
Changes from financing cash flows:
Capital element of lease rentals paid			(2,721)
Interest element of lease rentals paid			(4,174)
Total changes from financing cash flows			(6,895)
Other changes:
New leases			9,571
Interest on lease liabilities			4,363
Termination of a lease contract			(4,265)
Lease modification			131,634
Leases prepayments			(524,996)
Total other changes			(383,693)
Ending balance		20,502	20,502
Lease liabilities [member] | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance			411,090
Other changes:
Lease liabilities				411,090	411,090
Ending balance				411,090	411,090
Contributed capital
Reconciliation of liabilities arising from financing activities
Beginning balance			251,034	235,895		235,895
Changes from financing cash flows:
Capital contribution				139		11,000
Total changes from financing cash flows				139		11,000
Other changes:
Deemed capital contribution for awards paid to the Group's teachers by the controlling shareholder				15,000
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and NCI						(11,000)
Total other changes				15,000		(11,000)
Ending balance		251,034	251,034	251,034	251,034	235,895
Contributed capital | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance			251,034
Other changes:
Ending balance				251,034	251,034
Non-controlling interests
Reconciliation of liabilities arising from financing activities
Beginning balance			37,439	13,154
Changes from financing cash flows:
Capital contribution			2,450
Payments to NCI upon liquidation of subsidiaries			(3,713)
Dividends paid to NCI			21,145	7,482
Total changes from financing cash flows			(22,408)	(7,482)
Other changes:
Acquisition of business with NCI				9,408
Transfer of equity interests in subsidiaries under common controlled by ultimate shareholder to the Company and NCI						4,840
Net profit (loss) and total comprehensive income attributable to NCI			(4,234)	22,359		8,314
Total other changes			(4,234)	31,767		13,154
Ending balance		10,797	10,797	37,439	37,439	¥ 13,154
Non-controlling interests | IFRS 16
Reconciliation of liabilities arising from financing activities
Beginning balance			37,439
Other changes:
Ending balance				37,439	37,439
Group denominated [member]
Cash and Equivalents [Line Items]
Cash and cash equivalents		¥ 498,144	¥ 498,144	¥ 248,438	¥ 248,438

[1]	On October 31, 2016, the Company provided a one-year-period interest-free loan to Leonit, which is controlled by Hailiang Group, amounting to USD14,500 (equivalent to RMB98,229) (“USD Loan”). On the same date, Hailiang Consulting borrowed a one-year-period interest-free loan from Hailiang Group amounting to RMB99,603 (“RMB Loan”). On October 9, 2017, the Company agreed to extend the loan with Leonit, pursuant to which the USD Loan’s due date was extended to due on October 30, 2018 with renewal option if both parties agree. Similarly, Hailiang Group and Hailiang Consulting agreed to a loan extension pursuant to which the RMB Loan was due on October 30, 2018 with renewal option if both parties agree. Per the agreement among the four parties mentioned above, when the USD Loan is repaid, the RMB Loan will similarly be repaid.On December 5, 2017, the Company borrowed a one-year-period interest-free loan from Leonit amounting to USD1,150 (equivalent to RMB7,609). The loan of USD1,150 was offset against the USD loan per the agreement between the Company and Leonit.During the year ended June 30, 2019, Leonit settled part of the USD loan in cash, amounting to USD 1,820 (equivalent to RMB12,412) to the Company.During the year ended June 30, 2020, Leonit settled part of the USD loan in cash, amounting to USD1,700 (equivalent to RMB11,850) to the Company, while Hailiang Consulting repaid part of the RMB loan, amounting to RMB 32,079 thousand to Hailiang Group.As of June 30, 2019 and 2020, the USD loan made to Leonit of USD11,530 (equivalent to RMB79,265) and USD9,830 (equivalent to RMB69,591) was included in “Other receivables due from related parties”, respectively, and the RMB loan borrowed from Hailiang Group of RMB99,603 and RMB67,524 was included in “Other payables due to related parties”, respectively.